Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Income (Loss)	$ 10,473,210	$ (2,748,367)	$ 9,291,912
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	6,501,884	6,177,651	4,104,720
Share based compensation	375,224	337,855	37,638
Unrealized foreign exchange (gain)/loss on time deposits	0	156,921	(241,967)
Loss/(gain) on warrants	(9,218,949)	11,127,077	0
Non-cash lease expense	66,776	33,422	0
Offering costs attributable to warrant liability	0	1,078,622	0
Changes in operating assets and liabilities:
(Increase)/decrease in Trade and other receivables	(1,447,445)	7,628,055	(9,768,670)
(Increase)/decrease in Due from related party	0	0	146,708
(Increase)/decrease in Other current assets	(282,992)	33,846	(33,846)
(Increase)/decrease in Advances and prepayments	6,573	58,316	(43,927)
(Increase)/decrease in Inventories	(427,914)	(194,879)	(523,624)
Increase/(Decrease) in Trade accounts payable	896,131	361,325	(245,125)
Increase/(Decrease) in Payable to related parties	(2,586,549)	375,645	2,238,516
Increase/(Decrease) in Changes in operating lease liabilities	(66,776)	(33,422)	0
Increase/(Decrease) in Accrued liabilities	(360,894)	637,798	460,973
Increase/(Decrease) in Deferred income	73,543	(53,728)	215,836
Net cash provided by operating activities	4,001,822	24,976,137	5,639,144
Cash flows from investing activities
Payments for acquisition and capitalized expenses of vessels	(161,900)	(1,623,125)	(4,300,000)
Increase in bank time deposits	(21,123,999)	(27,949,881)	(8,126,450)
Maturity of bank time deposits	14,748,706	28,212,671	0
Net cash used in investing activities	(6,537,193)	(1,360,335)	(12,426,450)
Cash flows from financing activities
Net transfers from former Parent Company	0	0	3,305,083
Proceeds from follow-on offering	11,000,000	13,147,990	5,003,250
Proceeds from exercise of warrants	2,704,477	5,852,396	0
Stock issuance costs	(1,243,059)	(1,778,633)	(584,072)
Dividends paid on preferred shares	(568,750)	(762,500)	(241,667)
Repayment of seller and capital expenditures financing	(13,381,000)	(36,130,000)	0
Net cash provided by/(used in) financing activities	(1,488,332)	(19,670,747)	7,482,594
Net increase/(decrease) in cash and cash equivalents	(4,023,703)	3,945,055	695,288
Cash and cash equivalents at beginning of year	4,640,343	695,288	0
Cash and cash equivalents at end of year	616,640	4,640,343	695,288
Supplemental Cash Flow Information
Cash paid for interest in relation to seller financing	1,190,000	3,000,000	0
Non-cash Investing and Financing Activities
Vessel acquisition included in payable to related parties	0	13,542,900	36,130,000
Cashless exercise of Class B1, Class B2, Class C1 and Class C2 warrants	1,188,924	1,768,665	0
Dividends on preferred shares Series A included in payable to related parties	354,167
Series A Preferred Stock [Member]
Non-cash Investing and Financing Activities
Dividends on preferred shares Series A included in payable to related parties	$ 354,167	$ 162,500	$ 162,500